Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Line Items]
Schedule of Property Plant and Equipment

The details of property and equipment are as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Office equipment, furniture and fixtures	$603,947	$599,959
Less: accumulated depreciation and amortization	522,997	480,754
Office equipment, furniture and fixtures, net	$80,950	$119,205

Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Schedule of Property Plant and Equipment

The details of motor vehicle are as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Motor vehicle	$292,723	$190,787
Less: accumulated depreciation	172,124	149,317
Motor vehicle, net	$120,599	$41,470

Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Schedule of Property Plant and Equipment

The details of computer software costs are as follows:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Computer software	$667,979	$667,979
Less: accumulated amortization	526,117	428,146
Computer software costs, net	$141,863	$239,833